Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Basis of Presentation and Preparation

The condensed consolidated financial statements include the accounts of ESG Inc. and its wholly owned subsidiaries (collectively “ESG” or the “Company”). The condensed consolidated financial information as of March 31, 2025 and for the three months ended March 31, 2025 and 2024 have been prepared without audit, pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures, which are normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of the Company’s management, the condensed consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. These condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company's annual consolidated financial statements and accompanying notes included in its Annual Report on Form 10-K for the fiscal year ended December 31, 2024 (the "2024 Form 10-K"). The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Foreign currency translation and comprehensive income (loss)

The accounts of the Company’s Chinese entities are maintained in Chinese Yuan (“RMB”) and the accounts of the U.S. parent company are maintained in United States dollar (“USD”). The accounts of the Chinese entities were translated into USD in accordance with FASB ASC Topic 830 “Foreign Currency Matters.” All assets and liabilities were translated at the exchange rate on the balance sheet date; stockholders’ equity is translated at historical rates and the statements of operations and cash flows are translated at the weighted average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income (loss) in accordance with FASB ASC Topic 220, “Comprehensive Income.” Gains and losses resulting from foreign currency transactions are reflected in the statements of operations.

The Company follows FASB ASC Topic 220-10, “Comprehensive Income (loss).” Comprehensive income (loss) comprises net income (loss) and all changes to the statements of changes in stockholders’ equity, except those due to investments by stockholders, changes in additional paid-in capital and distributions to stockholders.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.

The consolidated financial statements of the Company include the financial statements of the Company, its wholly owned subsidiaries and its 74.52% owned subsidiaries in China. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include allowance for doubtful accounts, advances to suppliers, valuation of inventories, useful lives of property, plant, and equipment and intangible assets.

Research and development (“R&D”)

R&D costs may be incurred by performing R&D directly, contracting with another party to perform R&D activities. R&D costs are accounted for in accordance with ASC 730, Research and Development. All R&D costs are recognized as an expense when incurred.

Cash and restricted cash

Cash includes demand deposits with financial institutions that are highly liquid in nature with original maturities of three months or less, which are unrestricted as to withdrawal and use. Restricted cash includes any cash that is legally restricted as to withdrawal or usage.

Account receivable

Accounts receivable are recorded at the invoiced amount and presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowance when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s payment history, its current creditworthiness and current economic trends. Accounts are written off after efforts at collection prove unsuccessful. As of December 31, 2024 and 2023, allowance for doubtful accounts was nil and nil , respectively.

Advances to suppliers, net

Advances to suppliers represent prepayments made to suppliers and vendors. These advances are settled upon suppliers delivering raw materials to the Company or services performed. The Company review its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance. As of December 31, 2024 and 2023, allowance for doubtful accounts was nil and nil, respectively.

Inventory

Inventory is comprised primarily of raw materials, work-in-progress and finished goods. Inventory amounts are stated at the lower of cost or net realizable value and reported in net of allowances. Inventories are reviewed periodically for obsolescence and slow-moving items. When necessary, a provision is made for obsolete or slow-moving inventory based on an assessment of the inventory's age and marketability. Write-downs to net realizable value are charged to cost of goods sold in the period in which the inventory is identified as being impaired.

Cost of goods sold

Cost of goods sold includes all of the costs and expenses directly related to the production of goods, primarily includes the cost of raw materials, direct labor and overhead. Cost of goods sold excludes costs such as sales and marketing.

Property, plant and equipment, net

Property, plant and equipment are stated at cost, less accumulated depreciation. Major repair and improvements that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Repair and maintenance costs are expensed as incurred. Depreciation is recorded principally by the straight-line method over the estimated useful lives of our property, plant and equipment which generally have the following ranges: buildings and improvements: 20 years; machinery and equipment: 5-10 years; office equipment: 3-5 years. Construction in progress is not depreciated until ready for service.

Intangible assets, net

Intangible assets with finite lives are amortized using the straight-line method over their estimated period of benefit. Evaluation of the recoverability of intangible assets is made to take into account events or circumstances that warrant revise estimates of useful lives or that indicate that impairment exists. All of the Company’s intangible assets are subject to amortization. No impairment of intangible assets has been identified for the years ended December 31, 2024 and 2023.

Intangible assets consist of land use rights, patent and purchased software. Intangible assets are stated at cost less accumulated amortization. The land use rights purchased for industrial use has the right of use for 50 years. We amortized the right to use land in 50 years. Patent and software amortized using the straight-line method with estimated useful lives of 12 years and 5 years, respectively.

Revenue Recognition

The Company follows Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (ASC 606).

FASB ASC Topic 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies each performance obligation.

Revenue is generated by selling fresh mushrooms, phase III compost and mushroom powder seasonings. Contracts were signed after the communication of the price and quantities with main distributers and customers.

Fresh mushrooms are sold to distributes who purchase all the mushrooms produced daily. The distributers verify the volume and quality of produce when produce delivered to warehouse and take responsibility for transportation. Control of the products is transferred upon receipt at our warehouse. Control of Compost III is transferred when loaded in the truck of carriers and control of mushroom powder seasonings is transferred when loaded in ship free of board. Upon transfer of control to the customer, which completes our performance obligation, revenue is recognized.

Disaggregation of Revenue

The primary geographical market is Asia.

The table below present disaggregated revenue from three products:

Geographic	Products	Revenue	% of Total Revenue
China, mainland	White button mushroom	$5,858,322	46.2%
China, mainland	Compost III	2,884,364	22.7%
China, Hongkong	Mushroom powder seasonings	3,939,644	31.1%
Total		$12,682,330	100.0%

Contract liabilities

Contract liabilities represents cash payment received from customers in advance of the Company satisfying performance obligations under contractual arrangements, including those with performance obligations to be satisfied over a period and point in time. Contract liabilities are derecognized when or as revenue is recognized.

Advances from the fresh mushroom distributers are required, Advances are deducted when revenue recognized.

Deferred income

Deferred income consists primarily of government grants. Government grants (sometimes referred to as subsidies, subventions, etc.) are as assistance by government in the form of transfers of resources to an entity in return for past or future compliance with certain conditions relating to the operating activities of the entity.

Government grants received relating to depreciable assets are recorded as deferred income and recognized as income using straight line method over the life of the related assets.

Other income

Other income consists primarily of grants and net gain or loss from lawsuits. The Company recorded income when receiving a grant which constitutes compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the entity with no future related costs. When a government grant received relating to depreciable assets amortized over the life of the related assets. The Company recorded the amortization amount in other income. Gains from lawsuits are the compensatory damages awarded in lawsuits.

Noncontrolling Interests

The Company follows FASB ASC Topic 810, “Consolidation,” governing the accounting for and reporting of noncontrolling interests (“NCIs”) in partially owned consolidated subsidiaries and the loss of control of subsidiaries. Certain provisions of this standard indicate, among other things, that NCI (previously referred to as minority interests) be treated as a separate component of equity, not as a liability, that increases and decreases in the parent’s ownership interest that leave control intact be treated as equity transactions rather than as step acquisitions or dilution gains or losses, and that losses of a partially-owned consolidated subsidiary be allocated to non-controlling interests even when such allocation might result in a deficit balance.

The net income (loss) attributed to NCI was separately designated in the accompanying statements of operations and comprehensive income (loss). Losses attributable to NCI in a subsidiary may exceed a non-controlling interest’s interests in the subsidiary’s equity. The excess attributable to NCIs is attributed to those interests. NCIs shall continue to be attributed their share of losses even if that attribution results in a deficit NCI balance.

AUFP and its subsidiaries, AUM and AUMT were 25.48% owned by noncontrolling interest and $3,519,577 and $3,312,459 of equity were attributable to noncontrolling interest as of December 31, 2024 and 2023, respectively. For the years ended December 31, 2024 and 2023, the Company had net income of $303,220 and net loss of $67,530 attributable to the noncontrolling interest, respectively.

Income taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) tax payable or refundable for the current period and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets also include the prior year’s net operating losses carried forward.

The Company accounts for income for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net effects of temporary difference between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits or not be deductible in the future.

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. In accordance with ASC 450, the Company’s management and legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management and legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the Company’s consolidated financial statements.

If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Comprehensive income (loss)

Foreign currency translation and comprehensive income (loss)The accounts of the Company’s Chinese entities are maintained in Chinese Yuan (“RMB”) and the accounts of the U.S. parent company are maintained in United States dollar (“USD”). The accounts of the Chinese entities were translated into USD in accordance with FASB ASC Topic 830 “Foreign Currency Matters.” All assets and liabilities were translated at the exchange rate on the balance sheet date; stockholders’ equity is translated at historical rates and the statements of operations and cash flows are translated at the weighted average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income (loss) in accordance with FASB ASC Topic 220, “Comprehensive Income.” Gains and losses resulting from foreign currency transactions are reflected in the statements of operations.

The Company follows FASB ASC Topic 220-10, “Comprehensive Income (loss).” Comprehensive income (loss) comprises net income (loss) and all changes to the statements of changes in stockholders’ equity, except those due to investments by stockholders, changes in additional paid-in capital and distributions to stockholders.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments. The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Company’s chief financial officer, who review consolidated results when making decisions about allocating resources and assessing performance of the Company. Based on management’s assessment, the Company has determined that the Company has three operating segments, white button mushroom, compost III and mushroom seasonings, as defined by ASC Topic 280 “Segment Reporting

Correction of Immaterial Misstatement

During the year ended December 31, 2024, the Company identified an error that occurred in 2019. The payment of approximately $420,067 was posted under the wrong supplier account which was subsequently settled based on a settlement agreement. The Company determined that the prior year financial statements should be corrected, even though such revision previously was and continues to be immaterial to the prior year financial statements. As a result, the accompanying consolidated balance sheet for the year ended December 31, 2023 has been corrected for the following: accounts payable decreased from $1,450,405 to $1,300,676, the accumulated deficit decreased from $1,224,811 to $1,113,233 and noncontrolling interest increased from $3,274,308 to 3,312,459. The Company assessed the materiality of the misstatement quantitatively and qualitatively and has concluded that the correction of the classification error is immaterial to the consolidated financials taken as a whole.

Recently Issued Accounting Pronouncements

Disaggregation of Income Statement Expenses

In November 2024, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) and in January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarified the effective date of ASU 2024-03. ASU 2024-03 will require the Company to disclose the amounts of purchases of inventory, employee compensation, depreciation and intangible asset amortization, as applicable, included in certain expense captions in the Consolidated Statements of Operations, as well as qualitatively describe remaining amounts included in those captions. ASU 2024-03 will also require the Company to disclose both the amount and the Company’s definition of selling expenses. The Company is currently evaluating the effect ASU 2024-03 may have on its consolidated financial statements and related disclosures.

Income Taxes

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. The Company is currently evaluating the effect ASU 2023-09 may have on its consolidated financial statements and related disclosures.